Supplementary Financial Information (Schedule Of Other Income And Deductions) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Financial Information [Abstract]
Accretion of fair value adjustment (discount) to regulatory assets due to purchase accounting		$ 1	$ 1	$ 5	$ 5	$ 12	$ 17
Net gain on sale of other properties and investments					1	1	1
Total other income					6	13	18
ProfessionalFees	$ (3)	(7)	(11)	(14)	(19)	(14)	(10)
Non-recoverable pension (Note 10) and other		(2)	(1)	(6)	(9)	(1)	(5)
Total other deductions		1		2	$ 28	$ 15	$ 15
Total other income and (deductions) - net	$ 3	$ 9	$ 11	$ 17